Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our equity awards are granted in connection with the Company’s yearly compensation cycle and regularly scheduled meetings of the Compensation Committee. We did not grant stock options to our NEOs during the 2025, 2024, and 2023 fiscal years. Our non-employee directors may elect to receive equity compensation in the form of options or RSUs, which are granted to non-employee directors on the date the director first becomes a non-employee director and on the date of each annual meeting, in accordance with our Director Compensation Policy described below. The Compensation Committee does not grant equity awards in anticipation of the release of material non-public information. Similarly, we do not time the release of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method

Our equity awards are granted in connection with the Company’s yearly compensation cycle and regularly scheduled meetings of the Compensation Committee. We did not grant stock options to our NEOs during the 2025, 2024, and 2023 fiscal years. Our non-employee directors may elect to receive equity compensation in the form of options or RSUs, which are granted to non-employee directors on the date the director first becomes a non-employee director and on the date of each annual meeting, in accordance with our Director Compensation Policy described below. The Compensation Committee does not grant equity awards in anticipation of the release of material non-public information. Similarly, we do not time the release of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false